Annual Operating Expenses {- Fidelity Freedom Blend Income Fund} - 03.31 Fidelity Freedom Blend Funds - AMCIZ Combo Pro-07 - Fidelity Freedom Blend Income Fund	Jul. 13, 2021
Fidelity Advisor Freedom Blend Income Fund- Class A
Operating Expenses:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none
Total annual operating expenses	0.71%	[1]
Fidelity Advisor Freedom Blend Income Fund- Class M
Operating Expenses:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	0.50%
Other expenses	none
Total annual operating expenses	0.96%	[1]
Fidelity Advisor Freedom Blend Income Fund- Class C
Operating Expenses:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	none
Total annual operating expenses	1.46%	[1]
Fidelity Advisor Freedom Blend Income Fund- Class I Advisor
Operating Expenses:
Management fee	0.46%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.46%	[1]
Fidelity Advisor Freedom Blend Income Fund- Class Z
Operating Expenses:
Management fee	0.36%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.36%	[1]

[1]	(a)Adjusted to reflect current fees.